Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Leases [Abstract]
Summary of loans outstanding

	(Expressed in Thousands)
	2012	2011
Consumer Real Estate:
Construction	$730	$295
Farmland	239	213
Residential 1-4 Family	22,439	24,961
Home Equity Loans	1,960	2,380
Home Equity Lines of Credit	3,157	2,303

Total Consumer Real Estate	28,525	30,152
Commercial Real Estate:
Non-farm, non-residential	41,164	49,146
Multifamily (5 or more) residential properties	8,986	7,222

Total Commercial Real Estate	50,150	56,368
Commercial and Other Loans:
Commercial	5,626	4,354
Non-rated industrial development obligations	9,954	11,508
Other loans	23	76

Total Commercial and Other Loans	15,603	15,938
Consumer Loans:
Installment and other loans to individuals	4,668	6,484
Credit Cards	563	606

Total Consumer Loans	5,231	7,090

Total loans	99,509	109,548
Less unearned interest and deferred fees	122	119

Net loans	$99,387	$109,429

Summary of contractual aging of the loans in past due, by class of loans

	December 31, 2012
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or more Past Due	Total Past Due	Total Loans	90 Days or more Past Due and Accruing
Commercial and Other Loans	$15,515	$65	$-	$23	$88	$15,603	$-
Commercial real estate	47,261	31	-	2,858	2,889	50,150	-
Consumer real estate	28,006	139	295	85	519	28,525	-
Consumer	5,214	4	7	6	17	5,231	-
Unearned interest and deferred fees	(122)	-	-	-	-	(122)	-

Total loans	$95,874	$239	$302	$2,972	$3,513	$99,387	$-

Non-accrual loans included above are as follows:
Commercial and Other Loans	$8	$-	$-	$23	$23	$31	$-
Commercial real estate	257	-	-	2,858	2,858	3,115	-
Consumer real estate	195	108	-	85	193	388	-
Consumer	10	-	1	6	7	17	-

Total non-accrual loans	$470	$108	$1	$2,972	$3,081	$3,551	$-

	December 31, 2011
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or more Past Due	Total Past Due	Total Loans	90 Days or more Past Due and Accruing
Commercial and Other Loans	$15,655	$257	$-	$26	$283	$15,938	$-
Commercial real estate	52,727	409	36	3,196	3,641	56,368	-
Consumer real estate	29,681	221	140	110	471	30,152	-
Consumer	7,040	9	17	24	50	7,090	-
Unearned interest and deferred fees	(119)	-	-	-	-	(119)	-

Total loans	$104,984	$896	$193	$3,356	$4,445	$109,429	$-

Non-accrual loans included above are as follows:
Commercial and Other Loans	$13	$-	$-	$26	$26	$39	$-
Commercial real estate	253	84	-	3,196	3,280	3,533	-
Consumer real estate	232	105	-	110	215	447	-
Consumer	-	-	3	24	27	27	-

Total non-accrual loans	$498	$189	$3	$3,356	$3,548	$4,046	$-

The risk category of loans by class of loan based on the most recent analysis

December 31, 2012	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and Other	$15,572	$-	$31	$-	$15,603
Commercial Real Estate	39,873	3,465	6,812	-	50,150
Construction and Farmland	969	-	-	-	969

Total	$56,414	$3,465	$6,843	$-	$66,722

Current	$56,349	$3,465	$3,728	$-	$63,542
Past Due 30-59 days	65	-	-	-	65
Past Due 60-89 days	-	-	-	-	-
Past Due 90 days or more	-	-	-	-	-
Non- accrual	-	-	3,115	-	3,115

Total	$56,414	$3,465	$6,843	$-	$66,722

December 31, 2011	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and Other	$15,882	$-	$56	$-	$15,938
Commercial Real Estate	43,067	5,807	6,786	708	56,368
Construction and Farmland	508	-	-	-	508

Total	$59,457	$5,807	$6,842	$708	$72,814

Current	$59,164	$5,807	$3,653	$-	$68,624
Past Due 30-59 days	257	-	325	-	582
Past Due 60-89 days	36	-	-	-	36
Past Due 90 days or more	-	-	-	-	-
Non- accrual	-	-	2,864	708	3,572

Total	$59,457	$5,807	$6,842	$708	$72,814

The recorded investment of loans by class of loan based on payment activity

2012	Performing	Non-performing	Total
Consumer	$5,214	$17	$5,231
Consumer Real Estate	28,247	388	28,635

Total	$33,461	$405	$33,866

2011	Performing	Non-performing	Total
Consumer	$7,063	$27	$7,090
Consumer Real Estate	29,705	447	30,152

Total	$36,768	$474	$37,242

	December 31,
	2012	2011	2010
Average investment in impaired loans	$3,646	$4,235	$5,062

Related allowance for loan losses	642	836	256

Partial charge-offs	-	-	-

Interest income recognized on a cash basis on impaired loans	-	-	-

Summary of impaired loans

	December 31, 2012
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Commercial and Other Loans	$31	$8	$23	$31	$23
Commercial real estate	3,115	537	2,578	3,115	619
Consumer real estate	226	226	-	226	-

Total	$3,372	$771	$2,601	$3,372	$642

	December 31, 2011
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Commercial and Other Loans	$46	$39	$7	$46	$7
Commercial real estate	3,533	1,056	2,477	3,533	829
Consumer real estate	312	312	-	312	-

Total	$3,891	$1,407	$2,484	$3,891	$836

Average recorded investment

	Average Recorded Investment
	December 31, 2012	December 31, 2011
Commercial and Other Loans	32	46
Commercial real estate	3,112	3,807
Consumer real estate	502	382

Total	$3,646	$4,235

Troubled debt restructurings on financing receivables

	December 31, 2012			December 31, 2011
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Commercial and Other Loans	-	$-	$-	-	$-	$-
Commercial real estate	3	2,768	2,231	4	3,935	2,594
Consumer real estate	2	27	21	1	23	22

Total	5	$2,795	$2,252	5	$3,958	$2,616

Troubled Debt Restructurings That subsequently defaulted
Commercial and Other Loans	-	$-	$-	-	$-	$-
Commercial real estate	2	2,513	2,094	3	3,680	2,388
Consumer real estate	1	23	18	1	23	22

Total	3	$2,536	$2,112	4	$3,703	$2,410